Changes in accounting policies - Summary of adjustments recognized at the date of initial application of IFRS 16 (Detail) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	£ 11,558	£ 149	£ 153	£ 174
Total impact on assets	86,449	67,276
Current liabilities
Trade and other payables	6,352	4,570
Lease liability	2,586
Non-current liabilities
Lease liabilities	9,318
Total impact on liabilities	£ 46,193	34,505
Previously
Non-current assets
Property, plant and equipment		149
Prepayments and other		1,067
Current liabilities
Trade and other payables		4,570
Non-current liabilities
Accruals		4,437
Impact of IFRS 16
Non-current assets
Property, plant and equipment		2,552
Prepayments and other		(50)
Total impact on assets		2,502
Current liabilities
Lease liability		607
Non-current liabilities
Lease liabilities		1,927
Accruals		(32)
Total impact on liabilities		(2,502)
Restated
Non-current assets
Property, plant and equipment		2,701
Prepayments and other		1,017
Current liabilities
Trade and other payables		4,570
Lease liability		607
Non-current liabilities
Lease liabilities		1,927
Accruals		£ 4,405